Income Taxes - Summary of movement of valuation allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Taxes
Balance at the beginning of the year	¥ 358,569	¥ 378,851
Additions	38,424	54,097
Reversals	(101,511)	(74,379)
Balance at end of the year	¥ 295,482	¥ 358,569